CLARKSTON PARTNERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (86.90%)
Consumer Discretionary (13.11%)
John Wiley & Sons, Inc., Class A	1,109,000	$66,739,620
Nielsen Holdings PLC	5,920,233	146,052,148
Total Consumer Discretionary		212,791,768

Consumer Staples (12.45%)
Molson Coors Beverage Co., Class B(a)	1,470,000	78,924,300
Post Holdings, Inc.(a)	319,000	34,601,930
Sysco Corp.	594,933	46,256,041
US Foods Holding Corp.(a)	1,102,000	42,272,720
Total Consumer Staples		202,054,991

Financials (24.73%)
Affiliated Managers Group, Inc.	617,000	95,147,570
Artisan Partners Asset Management, Inc., Class A	910,000	46,246,200
Brown & Brown, Inc.	1,100,000	58,454,000
Franklin Resources, Inc.	1,907,587	61,023,708
LPL Financial Holdings, Inc.	720,000	97,185,600
Willis Towers Watson PLC	188,000	43,243,760
Total Financials		401,300,838

Industrials (14.39%)
CH Robinson Worldwide, Inc.	289,616	27,128,331
Enerpac Tool Group Corp., Class A	1,719,903	45,783,818
Hillenbrand, Inc.	2,000,000	88,160,000
Landstar System, Inc.	140,000	22,122,800
The Western Union Co.	2,200,000	50,534,000
Total Industrials		233,728,949

Technology (13.39%)
CDK Global, Inc.	1,630,000	80,994,700
Change Healthcare, Inc.(a)	5,920,000	136,396,800
Total Technology		217,391,500

Telecommunications (2.05%)
Altice USA, Inc.(a)	975,000	33,286,500

Utilities (6.78%)
Stericycle, Inc.(a)	1,319,450	94,406,647
US Ecology, Inc.(a)	417,665	15,670,791
Total Utilities		110,077,438

TOTAL COMMON STOCK
(Cost $861,815,946)		1,410,631,984

TOTAL INVESTMENTS (86.90%)
(Cost $861,815,946)	$1,410,631,984

OTHER ASSETS IN EXCESS OF LIABILITIES (13.10%)	212,668,145
NET ASSETS (100.00%)	$1,623,300,129

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FUND
PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (80.20%)
Consumer Discretionary (9.53%)
Nielsen Holdings PLC	340,000	$8,387,800
The Walt Disney Co.(a)	4,500	790,965
Total Consumer Discretionary		9,178,765

Consumer Staples (16.07%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	75,000	5,400,750
Molson Coors Beverage Co., Class B(a)	97,000	5,207,930
Post Holdings, Inc.(a)	17,000	1,843,990
Sysco Corp.	39,000	3,032,250
Total Consumer Staples		15,484,920

Financials (18.68%)
Affiliated Managers Group, Inc.	24,000	3,701,040
Brown & Brown, Inc.	62,000	3,294,680
Franklin Resources, Inc.	117,000	3,742,830
LPL Financial Holdings, Inc.	14,000	1,889,720
The Charles Schwab Corp.	47,000	3,422,070
Willis Towers Watson PLC	8,500	1,955,170
Total Financials		18,005,510

Industrials (29.61%)(b)
American Express Co.	27,200	4,494,256
Capital One Financial Corp.	26,000	4,021,940
CH Robinson Worldwide, Inc.	21,000	1,967,070
FedEx Corp.	17,000	5,071,610
General Electric Co.	430,000	5,787,800
Mastercard, Inc., Class A	3,500	1,277,815
Paychex, Inc.	8,500	912,050
The Western Union Co.	145,000	3,330,650
United Parcel Service, Inc., Class B	8,000	1,663,760
Total Industrials		28,526,951

Technology (2.24%)
Microsoft Corp.	8,000	2,167,200

Telecommunications (4.07%)
Altice USA, Inc.(a)	115,000	3,926,100

TOTAL COMMON STOCK
(Cost $56,341,740)		77,289,446

TOTAL INVESTMENTS (80.20%)
(Cost $56,341,740)		$77,289,446

OTHER ASSETS IN EXCESS OF LIABILITIES (19.80%)		19,084,154
NET ASSETS (100.00%)		$96,373,600

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FOUNDERS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCK (80.01%)
Consumer Discretionary (9.17%)
Fox Corp., Class A	55,000	$2,042,150
Nielsen Holdings PLC	1,500,000	37,005,000
Total Consumer Discretionary		39,047,150

Consumer Staples (19.76%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	350,000	25,203,500
Molson Coors Beverage Co., Class B(a)	485,000	26,039,650
Post Holdings, Inc.(a)	115,000	12,474,050
Sysco Corp.	110,000	8,552,500
US Foods Holding Corp.(a)	310,000	11,891,600
Total Consumer Staples		84,161,300

Financials (20.44%)
Affiliated Managers Group, Inc.	110,000	16,963,100
Brown & Brown, Inc.	390,000	20,724,600
Franklin Resources, Inc.	508,690	16,272,993
LPL Financial Holdings, Inc.	110,000	14,847,800
The Charles Schwab Corp.	140,000	10,193,400
Willis Towers Watson PLC	35,000	8,050,700
Total Financials		87,052,593

Industrials (9.69%)
CH Robinson Worldwide, Inc.	70,000	6,556,900
FedEx Corp.	55,000	16,408,150
Paychex, Inc.	25,000	2,682,500
The Western Union Co.	680,000	15,619,600
Total Industrials		41,267,150

Technology (11.87%)
CDK Global, Inc.	415,000	20,621,350
Change Healthcare, Inc.(a)	1,300,000	29,952,000
Total Technology		50,573,350

Telecommunications (3.20%)
Altice USA, Inc.(a)	400,000	13,656,000

Utilities (5.88%)
Stericycle, Inc.(a)	350,000	25,042,500

TOTAL COMMON STOCK
(Cost $274,312,247)		340,800,043

TOTAL INVESTMENTS (80.01%)
(Cost $274,312,247)		$340,800,043

OTHER ASSETS IN EXCESS OF LIABILITIES (19.99%)		85,153,784
NET ASSETS (100.00%)		$425,953,827

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

Notes to Quarterly Portfolio of Investments June 30, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$212,791,768	$–	$–	$212,791,768
Consumer Staples	202,054,991	–	–	202,054,991
Financials	401,300,838	–	–	401,300,838
Industrials	233,728,949	–	–	233,728,949
Technology	217,391,500	–	–	217,391,500
Telecommunications	33,286,500	–	–	33,286,500
Utilities	110,077,438	–	–	110,077,438
Total	$1,410,631,984	$–	$–	$1,410,631,984

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$9,178,765	$–	$–	$9,178,765
Consumer Staples	15,484,920	–	–	15,484,920
Financials	18,005,510	–	–	18,005,510
Industrials	28,526,951	–	–	28,526,951
Technology	2,167,200	–	–	2,167,200
Telecommunications	3,926,100	–	–	3,926,100
Total	$77,289,446	$–	$–	$77,289,446

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$39,047,150	$–	$–	$39,047,150
Consumer Staples	84,161,300	–	–	84,161,300
Financials	87,052,593	–	–	87,052,593
Industrials	41,267,150	–	–	41,267,150
Technology	50,573,350	–	–	50,573,350
Telecommunications	13,656,000	–	–	13,656,000
Utilities	25,042,500	–	–	25,042,500
Total	$340,800,043	$–	$–	$340,800,043

There were no Level 3 securities held in the Fund at June 30, 2021.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.